Connors Hedged Equity Fund
Schedule of Investments
August 31, 2025 (Unaudited)
COMMON STOCKS — 98.65% Shares Fair Value
Communications — 10.27%
Alphabet, Inc., Class A
(a)
9,145 $ 1,947,062
AT&T, Inc.
(a)
40,000 1,171,600
Meta Platforms, Inc., Class A
(a)
2,275 1,680,542
Netflix, Inc.
(a) (b)
570 688,703
5,487,907
Consumer Discretionary — 11.37%
Amazon.com, Inc.
(a) (b)
9,500 2,175,500
Lowe's Companies, Inc.
(a)
4,275 1,103,207
Nike, Inc., Class B 6,500 502,905
Tapestry, Inc.
(a)
11,200 1,140,384
TJX Companies, Inc. (The)
(a)
8,425 1,150,939
6,072,935
Consumer Staples — 5.08%
Coca-Cola Co. (The)
(a)
13,135 906,184
Costco Wholesale Corp.
(a)
1,165 1,098,968
Walmart, Inc.
(a)
7,300 707,954
2,713,106
Energy — 4.29%
Chevron Corp.
(a)
6,700 1,076,020
Williams Companies, Inc. (The)
(a)
21,000 1,215,480
2,291,500
Financials — 13.70%
Charles Schwab Corp. (The)
(a)
12,000 1,150,080
Chubb Ltd.
(a)
3,370 926,986
JPMorgan Chase & Co.
(a)
4,680 1,410,646
Morgan Stanley
(a)
9,700 1,459,656
Visa, Inc., Class A
(a)
2,935 1,032,474
Wells Fargo & Co.
(a)
16,285 1,338,301
7,318,143
Health Care — 9.30%
Abbott Laboratories
(a)
8,970 1,189,961
AbbVie, Inc.
(a)
4,810 1,012,024
Eli Lilly & Co. 1,340 981,657
Medtronic PLC
(a)
9,500 881,695
Stryker Corp.
(a)
2,310 904,157
4,969,494
Industrials — 9.76%
Caterpillar, Inc.
(a)
2,495 1,045,505
Dover Corp.
(a)
5,445 973,893
Eaton Corp. PLC
(a)
3,900 1,361,646
Quanta Services, Inc.
(a)
3,210 1,213,251
RTX Corp.
(a)
3,900 618,540
5,212,835
Materials — 4.56%
DuPont de Nemours, Inc.
(a)
17,000 1,307,640

Connors Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
COMMON STOCKS — 98.65% - continued Shares Fair Value
Materials — 4.56% - continued
Linde PLC
(a)
2,355 $ 1,126,373
2,434,013
Real Estate — 3.75%
Prologis, Inc.
(a)
6,900 785,082
Welltower , Inc.
(a)
7,250 1,220,030
2,005,112
Technology — 23.18%
Apple, Inc.
(a)
7,610 1,766,585
Broadcom, Inc.
(a)
4,500 1,338,255
Cisco Systems, Inc.
(a)
18,575 1,283,347
Microsoft Corp., Class A
(a)
4,020 2,036,894
Nvidia Corp.
(a)
11,525 2,007,425
Oracle Corp.
(a)
5,310 1,200,750
Palo Alto Networks, Inc.
(a) (b)
5,850 1,114,542
Salesforce, Inc.
(a)
3,950 1,012,187
Tyler Technologies, Inc.
(a) (b)
1,100 619,168
12,379,153
Utilities — 3.39%
Duke Energy Corp.
(a)
7,250 888,052
NextEra Energy, Inc.
(a)
12,775 920,439
1,808,491
Total Common Stocks (Cost $41,435,198) 52,692,689
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
PURCHASED OPTIONS — 0.22%
PURCHASED PUT OPTIONS — 0.22%
S&P 500 Index 15 $ 9,690,390 $ 6,300.00 September 2025 $ 44,100
S&P 500 Index 15 9,690,390 6,400.00 September 2025 72,075
Total Purchased Put Options (Cost $193,710) 116,175
Total Purchased Options (Cost $193,710) 116,175
MONEY MARKET FUNDS - 2.08% Shares Fair Value
First American Government Obligations Fund - Class X, 4.22%
(c)
1,111,595 1,111,595
Total Money Market Funds (Cost $1,111,595) 1,111,595
Total Investments — 100.95% (Cost $42,740,503) 53,920,459
Liabilities in Excess of Other Assets — (0.95)% (506,414)
NET ASSETS — 100.00% $ 53,414,045
(a) All or a portion of the security is held as collateral for written options
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Fund

Connors Hedged Equity Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
COMMON STOCKS — 98.65% - continued Shares Fair Value
Materials — 4.56% - continued
Linde PLC
(a)
2,355 $ 1,126,373
2,434,013
Real Estate — 3.75%
Prologis, Inc.
(a)
6,900 785,082
Welltower , Inc.
(a)
7,250 1,220,030
2,005,112
Technology — 23.18%
Apple, Inc.
(a)
7,610 1,766,585
Broadcom, Inc.
(a)
4,500 1,338,255
Cisco Systems, Inc.
(a)
18,575 1,283,347
Microsoft Corp., Class A
(a)
4,020 2,036,894
Nvidia Corp.
(a)
11,525 2,007,425
Oracle Corp.
(a)
5,310 1,200,750
Palo Alto Networks, Inc.
(a) (b)
5,850 1,114,542
Salesforce, Inc.
(a)
3,950 1,012,187
Tyler Technologies, Inc.
(a) (b)
1,100 619,168
12,379,153
Utilities — 3.39%
Duke Energy Corp.
(a)
7,250 888,052
NextEra Energy, Inc.
(a)
12,775 920,439
1,808,491
Total Common Stocks (Cost $41,435,198) 52,692,689
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
PURCHASED OPTIONS — 0.22%
PURCHASED PUT OPTIONS — 0.22%
S&P 500 Index 15 $ 9,690,390 $ 6,300.00 September 2025 $ 44,100
S&P 500 Index 15 9,690,390 6,400.00 September 2025 72,075
Total Purchased Put Options (Cost $193,710) 116,175
Total Purchased Options (Cost $193,710) 116,175
MONEY MARKET FUNDS - 2.08% Shares Fair Value
First American Government Obligations Fund - Class X, 4.22%
(c)
1,111,595 1,111,595
Total Money Market Funds (Cost $1,111,595) 1,111,595
Total Investments — 100.95% (Cost $42,740,503) 53,920,459
Liabilities in Excess of Other Assets — (0.95)% (506,414)
NET ASSETS — 100.00% $ 53,414,045
(a) All or a portion of the security is held as collateral for written options
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Fund

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts
August 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (1.16)%
WRITTEN CALL OPTIONS (1.13)%
Abbott Laboratories (5) $ (66,330) $ 150.00 September 2025 $ (25)
Abbott Laboratories (49) (650,034) 140.00 November 2025 (11,784)
AbbVie, Inc. (25) (526,000) 230.00 November 2025 (4,738)
AbbVie, Inc. (5) (105,200) 220.00 December 2025 (3,100)
Alphabet, Inc., Class A (18) (383,238) 205.00 September 2025 (21,780)
Alphabet, Inc., Class A (6) (127,746) 225.00 October 2025 (2,910)
Alphabet, Inc., Class A (30) (638,730) 220.00 November 2025 (31,949)
Amazon.com, Inc. (43) (984,700) 245.00 September 2025 (2,559)
Amazon.com, Inc. (10) (229,000) 250.00 October 2025 (1,610)
Amazon.com, Inc. (4) (91,600) 260.00 November 2025 (1,210)
Apple, Inc. (43) (998,202) 250.00 November 2025 (18,490)
AT&T, Inc. (200) (585,800) 31.00 September 2025 (1,200)
Broadcom, Inc. (26) (773,214) 270.00 September 2025 (84,174)
Caterpillar, Inc. (8) (335,232) 440.00 October 2025 (5,660)
Caterpillar, Inc. (7) (293,328) 490.00 October 2025 (448)
Charles Schwab Corp. (The) (50) (479,200) 97.50 September 2025 (6,775)
Charles Schwab Corp. (The) (9) (86,256) 100.00 September 2025 (540)
Charles Schwab Corp. (The) (13) (124,592) 110.00 October 2025 (436)
Chevron Corp. (40) (642,400) 165.00 September 2025 (4,940)
Chubb Ltd. (2) (55,014) 300.00 November 2025 (425)
Cisco Systems, Inc. (112) (773,808) 75.00 November 2025 (11,424)
Coca-Cola Co. (The) (57) (393,243) 75.00 September 2025 (285)
Coca-Cola Co. (The) (5) (34,495) 75.00 November 2025 (245)
Costco Wholesale Corp. (7) (660,324) 1,050.00 October 2025 (3,237)
Dover Corp. (27) (482,922) 210.00 September 2025 (405)
Duke Energy Corp. (44) (538,956) 130.00 October 2025 (3,190)
DuPont de Nemours, Inc. (40) (307,680) 77.50 October 2025 (10,900)
DuPont de Nemours, Inc. (65) (499,980) 85.00 October 2025 (3,738)
Eaton Corp. PLC (12) (418,968) 360.00 September 2025 (5,040)
Eaton Corp. PLC (10) (349,140) 370.00 September 2025 (1,775)
Eaton Corp. PLC (1) (34,914) 420.00 September 2025 (108)
JPMorgan Chase & Co. (25) (753,550) 285.00 September 2025 (46,062)
Linde PLC (16) (765,264) 490.00 September 2025 (4,240)
Lowe's Companies, Inc. (26) (670,956) 280.00 October 2025 (3,289)
Medtronic PLC (57) (529,017) 97.50 November 2025 (8,607)
Meta Platforms, Inc., Class A (3) (221,610) 735.00 September 2025 (6,315)
Meta Platforms, Inc., Class A (9) (664,830) 770.00 October 2025 (15,233)
Microsoft Corp. (22) (1,114,718) 500.00 September 2025 (31,075)
Microsoft Corp. (2) (101,338) 575.00 November 2025 (685)
Morgan Stanley (50) (752,400) 155.00 October 2025 (19,749)
Morgan Stanley (4) (60,192) 160.00 November 2025 (1,380)
Netflix, Inc. (2) (241,650) 1,440.00 October 2025 (1,305)
NextEra Energy, Inc. (77) (554,785) 85.00 November 2025 (2,233)
Nvidia Corp. (30) (522,540) 165.00 September 2025 (35,850)
Nvidia Corp. (5) (87,090) 205.00 September 2025 (110)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (1.16)% (continued)
WRITTEN CALL OPTIONS (1.13)% (continued)
Nvidia Corp. (30) $ (522,540) $ 190.00 October 2025 $ (10,200)
Oracle Corp. (30) (678,390) 230.00 September 2025 (32,550)
Palo Alto Networks, Inc. (35) (666,820) 220.00 November 2025 (11,288)
Prologis, Inc. (40) (455,120) 125.00 September 2025 (500)
Quanta Services, Inc. (18) (680,328) 410.00 November 2025 (24,120)
RTX Corp. (23) (364,780) 170.00 November 2025 (6,843)
Salesforce, Inc. (13) (333,125) 320.00 September 2025 (793)
Stryker Corp. (13) (508,833) 420.00 September 2025 (618)
Tapestry, Inc. (67) (682,194) 115.00 November 2025 (20,100)
TJX Companies, Inc. (The) (45) (614,745) 135.00 September 2025 (14,400)
Tyler Technologies, Inc. (7) (394,016) 650.00 September 2025 (175)
Visa, Inc., Class A (5) (175,890) 375.00 October 2025 (1,220)
Visa, Inc., Class A (13) (457,314) 375.00 November 2025 (7,800)
Walmart, Inc. (45) (436,410) 105.00 September 2025 (518)
Wells Fargo & Co. (7) (57,526) 77.50 September 2025 (3,780)
Wells Fargo & Co. (36) (295,848) 82.50 September 2025 (6,462)
Wells Fargo & Co. (53) (435,554) 90.00 October 2025 (4,187)
Welltower , Inc. (50) (841,400) 165.00 September 2025 (26,500)
Williams Companies, Inc. (The) (102) (590,376) 60.00 October 2025 (9,180)
Williams Companies, Inc. (The) (25) (144,700) 70.00 November 2025 (625)
Total Written Call Options (Premiums
Received $586,094) (603,092)
WRITTEN PUT OPTIONS (0.03)%
S&P 500 Index (15) (9,690,390) 5,800.00 September 2025 (7,275)
S&P 500 Index (15) (9,690,390) 5,900.00 September 2025 (9,225)
Total Written Put Options (Premiums
Received $46,230) (16,500)
Total Written Options (Premiums Received $632,324) $(619,592)